UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Van Eck VIP Trust
666 Third Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 88.7%
Brazil: 5.3%
421,000	BB Seguridade Participacoes SA	$2,634,635
94,000	Estacio Participacoes SA	334,317
145,000	Localiza Rent a Car SA	893,883
34,000	Ouro Fino Saude Animal Participacoes SA	287,300
99,000	Smiles SA	750,397
177,000	Valid Solucoes SA	2,043,012
		6,943,544
China / Hong Kong: 27.7%
240,000	AIA Group Ltd. #	1,248,179
31,000	Autohome, Inc. (ADR) *	1,008,430
11,940	Baidu, Inc. (ADR) *	1,640,675
835,608	Beijing Capital International Airport Co. Ltd. #	783,222
898,000	Beijing Urban Construction Design & Development Group Co. Ltd. # Reg S 144A	506,852
1,110,000	Boer Power Holdings Ltd. #	1,881,606
2,146,100	CAR, Inc. * #	3,112,026
3,588,969	China Animal Healthcare Ltd. * # §	1,204,033
1,500,000	China Medical System Holdings Ltd. #	1,712,956
229,000	China Vanke Co. Ltd. #	490,186
6,511,000	Chongqing Rural Commercial Bank Co. Ltd. #	3,727,269
7,038,000	EVA Precision Industrial Holdings Ltd. #	1,389,923
77,000	Hollysys Automation Technologies Ltd. (USD)	1,345,960
158,500	JD.com, Inc. (ADR) *	4,130,510
616,000	PICC Property & Casualty Co. Ltd. #	1,209,759
695,000	Ping An Insurance Group Co. of China Ltd. #	3,477,431
390,000	Techtronic Industries Co. #	1,451,399
145,000	Tencent Holdings Ltd. #	2,447,986
1,961,000	Wasion Group Holdings Ltd. #	2,033,660
4,372,000	Xinyi Solar Holdings Ltd. #	1,506,114
		36,308,176
Egypt: 1.1%
207,000	Commercial International Bank Egypt SAE #	1,395,230
Hungary: 1.7%
137,000	Richter Gedeon Nyrt #	2,178,092
India: 13.6%
417,000	Axis Bank Ltd. #	3,176,128
62,000	Cadila Healthcare Ltd. #	1,970,672
581,500	Dish TV India Ltd. * #	945,349
51,700	Glenmark Pharmaceuticals Ltd. #	829,584
52,000	HCL Technologies Ltd. #	782,112
256,000	LIC Housing Finance Ltd. #	1,834,302
203,000	Mundra Port & Special Economic Zone Ltd. #	927,356
205,800	Phoenix Mills Ltd. #	1,011,602
136,000	Strides Arcolab Ltd. #	2,539,955
50,400	Tech Mahindra Ltd. #	430,355
134,408	VA Tech Wabag Ltd. #	1,357,521
176,000	Yes Bank Ltd. #	1,966,551
		17,771,487
Indonesia: 3.0%
4,027,000	Link Net Tbk PT * #	1,237,163
2,438,200	Matahari Department Store Tbk PT #	2,693,018
		3,930,181
Jordan: 0.9%
33,000	Hikma Pharmaceuticals Plc (GBP) #	1,139,943
Kazakhstan: 0.8%
182,000	Halyk Savings Bank of Kazakhstan JSC (GDR) Reg S	1,075,620
Kenya: 0.7%
6,150,000	Safaricom Ltd. #	891,763
Mexico: 1.3%
476,000	Qualitas Controladora SAB de CV *	654,381
455,000	Unifin Financiera SAPI de CV SOFOM ENR *	1,013,629
		1,668,010
Nigeria: 0.5%
4,980,000	Guaranty Trust Bank Plc #	600,411
Peru: 1.7%
20,760	Credicorp Ltd. (USD)	2,208,034
Philippines: 2.2%
1,805,000	Robinsons Retail Holdings, Inc. #	2,823,350
Russia: 2.3%
12,240	Magnit PJSC #	2,188,790
49,000	QIWI Plc (ADR)	789,880
		2,978,670
South Africa: 5.4%
570,000	Life Healthcare Group Holdings Ltd. #	1,466,306
33,200	Naspers Ltd. #	4,160,859
110,000	Spar Group Ltd. #	1,471,616
		7,098,781
Spain: 1.2%
110,000	CIE Automotive SA #	1,532,074
Switzerland: 2.1%
44,300	Luxoft Holding, Inc. (USD) *	2,803,747
Taiwan: 10.5%
253,888	Adlink Technology, Inc. #	706,487
1,814,000	Advanced Semiconductor Engineering, Inc. #	1,976,508
174,500	Aerospace Industrial Development Corp. #	208,759
312,000	Catcher Technology Co. Ltd. #	3,335,498
48,000	Largan Precision Co. Ltd. #	3,746,154
103,420	Poya Co. Ltd. #	1,031,826
138,184	Sinmag Equipment Corp. #	504,092
569,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	2,280,367
		13,789,691
Thailand: 1.3%
947,000	CP ALL PCL #	1,250,772
17,000	Kasikornbank PCL (NVDR) #	80,301
90,000	Kasikornbank PCL #	423,509
		1,754,582
Turkey: 1.5%
56,283	AvivaSA Emeklilik ve Hayat AS #	299,677
3,696,166	Turkiye Sinai Kalkinma Bankasi AS #	1,724,025
		2,023,702
United Arab Emirates: 0.6%
67,200	Al Noor Hospitals Group Plc (GBP) #	848,959
United Kingdom: 2.5%
37,000	Bank of Georgia Holdings Plc #	1,011,526
1,235,312	Hirco Plc * # §	—
219,000	International Personal Finance Plc #	1,286,987
1,688,906	Raven Russia Ltd. *	970,859
		3,269,372
United States: 0.8%
27,400	First Cash Financial Services, Inc. *	1,097,644
Total Common Stocks (Cost: $123,751,742)		116,131,063
PREFERRED STOCKS: 5.4%
Brazil: 2.3%
446,600	Itau Unibanco Holding SA	2,986,345
Colombia: 0.9%
148,000	Banco Davivienda SA	1,149,373
South Korea: 2.2%
3,787	Samsung Electronics Co. Ltd. #	2,939,718
Total Preferred Stocks (Cost: $10,626,133)		7,075,436
REAL ESTATE INVESTMENT TRUST: 1.1% (Cost: $1,676,675)
Mexico: 1.1%
810,800	TF Administradora Industrial, S de RL de CV	1,479,161
WARRANTS: 2.6%
Luxembourg: 2.6%
41,000	Deutsche Bank, London Branch, aXess 09/27/16 Warrants (USD 0.00, expiring 09/27/16) * # (a)	921,035
75,000	Deutsche Bank, London Branch, aXess 09/27/16 Warrants (USD 0.00, expiring 09/27/16) * # (b)	558,140
298,333	Deutsche Bank, London Branch, aXess 09/27/16 Warrants (USD 0.00, expiring 09/27/16) * # (c)	1,850,264
Total Warrants (Cost: $3,724,499)		3,329,439
MONEY MARKET FUND: 0.4% (Cost: $566,205)
566,205	AIM Treasury Portfolio - Institutional Class	566,205
Total Investments: 98.2% (Cost: $140,345,254)		128,581,304
Other assets less liabilities: 1.8%		2,373,591
NET ASSETS: 100.0%		$130,954,895

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

(a)	Issue price $18.40. The security is linked to the performance of Almarai Co.
(b)	Issue price $8.53. The security is linked to the performance of The Saudi British Bank.
(c)	Issue price $12.75. The security is linked to the performance of Samba Financial Group.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $96,717,307 which represents 73.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,204,033 which represents 0.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $506,852, or 0.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	13.2%	$17,029,749
Consumer Staples	6.7	8,655,563
Financials	33.2	42,641,158
Health Care	11.0	14,177,800
Industrials	9.5	12,250,731
Information Technology	23.2	29,773,651
Telecommunication Services	1.7	2,128,926
Utilities	1.1	1,357,521
Money Market Fund	0.4	566,205
	100.0%	$128,581,304

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$6,943,544	$—	$—	$6,943,544
China / Hong Kong	8,125,575	26,978,568	1,204,033	36,308,176
Egypt	—	1,395,230	—	1,395,230
Hungary	—	2,178,092	—	2,178,092
India	—	17,771,487	—	17,771,487
Indonesia	—	3,930,181	—	3,930,181
Jordan	—	1,139,943	—	1,139,943
Kazakhstan	1,075,620	—	—	1,075,620
Kenya	—	891,763	—	891,763
Mexico	1,668,010	—	—	1,668,010
Nigeria	—	600,411	—	600,411
Peru	2,208,034	—	—	2,208,034
Philippines	—	2,823,350	—	2,823,350
Russia	789,880	2,188,790	—	2,978,670
South Africa	—	7,098,781	—	7,098,781
Spain	—	1,532,074	—	1,532,074
Switzerland	2,803,747	—	—	2,803,747
Taiwan	—	13,789,691	—	13,789,691
Thailand	—	1,754,582	—	1,754,582
Turkey	—	2,023,702	—	2,023,702
United Arab Emirates	—	848,959	—	848,959
United Kingdom	970,859	2,298,513	0	3,269,372
United States	1,097,644	—	—	1,097,644
Preferred Stocks
Brazil	2,986,345	—	—	2,986,345
Colombia	1,149,373	—	—	1,149,373
South Korea	—	2,939,718	—	2,939,718
Real Estate Investment Trust*	1,479,161	—	—	1,479,161
Warrants*	—	3,329,439	—	3,329,439
Money Market Fund	566,205	—	—	566,205
Total	$31,863,997	$95,513,274	$1,204,033	$128,581,304

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $6,907,304 and transfers from Level 2 to Level 1 were $6,926,021. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2015:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2014	$—	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(1,219,194)	—
Purchases	437,109	—
Sales	—	—
Transfers in and/or out of level 3	1,986,118	—
Balance as of September 30, 2015	$1,204,033	$0

Transfers from Level 2 to Level 3 resulted primarily from limited observability of the security issuer’s current financial condition.

See Notes to Schedule of Investments

VAN ECK VIP EMERGING MARKETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Fund.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2015 was $140,384,178 and net unrealized depreciation aggregated to $11,802,874 of which $10,815,642 related to appreciated securities and $22,618,516 related to depreciated securities.

VAN ECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.6%
Australia: 8.4%
213,392	Evolution Mining Ltd. #	$190,081
465,968	Gold Road Resources Ltd. * #	144,459
176,800	Gryphon Minerals Ltd. * #	6,117
33,100	Newcrest Mining Ltd. * #	297,859
		638,516
Canada: 69.1%
6,537	Agnico-Eagle Mines Ltd.	165,715
14,200	Agnico-Eagle Mines Ltd. (USD)	359,544
2,100	Alamos Gold, Inc.	7,774
82,854	Alamos Gold, Inc. (USD)	305,731
89,800	Argonaut Gold, Inc. *	91,516
29,000	Asanko Gold, Inc. *	42,375
28,700	Asanko Gold, Inc. (USD) *	42,189
81,878	AuRico Metals, Inc. *	40,494
25,880	AuRico Metals, Inc. (USD) *	13,069
122,017	B2Gold Corp. *	128,920
277,000	B2Gold Corp. (USD) *	290,850
40,700	Bear Creek Mining Corp. *	21,959
74,700	Belo Sun Mining Corp. *	10,076
105,900	Continental Gold, Inc. *	130,937
9,300	Corvus Gold, Inc. *	2,648
21,000	Corvus Gold, Inc. (USD) *	6,355
53,900	Eastmain Resources, Inc. *	12,723
119,000	Eldorado Gold Corp. (USD)	383,180
9,500	Fortuna Silver Mines, Inc. (USD) *	20,710
7,800	Franco-Nevada Corp. (USD)	343,356
12,300	Gold Canyon Resources, Inc. *	2,627
34,800	Goldcorp, Inc. (USD)	435,696
61,500	Guyana Goldfields, Inc. *	164,983
389,200	Integra Gold Corp. * 144A	78,744
56,700	Klondex Mines Ltd. *	132,987
12,300	Lundin Gold, Inc. *	35,393
8,700	MAG Silver Corp. (USD) *	61,944
2,500	New Gold, Inc. *	5,639
95,800	New Gold, Inc. (USD) *	217,466
20,800	Newcastle Gold Ltd. *	3,273
25,500	NovaGold Resources, Inc. (USD) *	92,055
140,200	Orezone Gold Corp. *	23,113
14,200	Osisko Gold Royalties Ltd.	150,034
46,300	Premier Gold Mines Ltd. *	78,063
8,200	Pretium Resources, Inc. *	49,649
18,000	Pretium Resources, Inc. (USD) *	108,900
28,400	Primero Mining Corp. (USD) *	66,172
231,700	Romarco Minerals, Inc. *	81,603
114,600	Roxgold, Inc. * 144A	48,090
6,000	Rubicon Minerals Corp. *	4,316
45,100	Rubicon Minerals Corp. (USD) *	33,839
127,700	Sabina Gold & Silver Corp. *	36,363
97,400	Semafo, Inc. *	210,930
26,200	Silver Wheaton Corp. (USD)	314,662
4,500	Sulliden Mining Capital, Inc. *	624
19,400	TMAC Resources Inc * Reg S	79,810
189,100	Torex Gold Resources, Inc. *	177,126
13,323	Yamana Gold, Inc.	22,463
47,000	Yamana Gold, Inc. (USD)	79,900
		5,216,585
Mexico: 2.6%
21,700	Fresnillo Plc (GBP) #	194,390
United Kingdom: 7.8%
18,900	Acacia Mining Plc #	70,904
234,100	Amara Mining Plc * #	34,089
101,200	Lydian International Ltd. (CAD) *	21,233
7,800	Randgold Resources Ltd. (ADR)	460,902
		587,128
United States: 8.7%
5,700	Newmont Mining Corp.	91,599
5,900	Royal Gold, Inc.	277,182
32,654	Tahoe Resources, Inc. (CAD)	252,276
5,000	Tahoe Resources, Inc.	38,700
		659,757
Total Common Stocks (Cost: $10,238,284)		7,296,376
MONEY MARKET FUND: 3.7% (Cost: $279,701)
279,701	AIM Treasury Portfolio - Institutional Class	279,701
Total Investments: 100.3% (Cost: $10,517,985)		7,576,077
Liabilities in excess of other assets: (0.3)%		(22,975)
NET ASSETS: 100.0%		$7,553,102

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $937,899 which represents 12.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $126,834, or 1.7% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	0.7%	$49,086
Gold	83.7	6,342,025
Precious Metals & Minerals	6.7	507,949
Silver	5.2	397,316
Money Market Fund	3.7	279,701
	100.0%	$7,576,077

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$638,516	$—	$638,516
Canada	5,216,585	—	—	5,216,585
Mexico	—	194,390	—	194,390
United Kingdom	482,135	104,993	—	587,128
United States	659,757	—	—	659,757
Money Market Fund	279,701	—	—	279,701
Total	$6,638,178	$937,899	$—	$7,576,077

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Consolidated Schedule of Investments

VAN ECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Consolidated Schedule of Investments. Additionally, a table that reconciles the valuation of the Fund’s Level 3 investments and presents additional information about valuation methodologies and unobservable inputs, if applicable, is located in the Consolidated Schedule of Investments.

Basis for Consolidation–The VIP Gold Fund Subsidiary (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 25, 2013. The Subsidiary is currently a wholly-owned subsidiary of the Fund and acts as an investment vehicle in order to effect certain investments on behalf of the Fund.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2015 was $10,719,394 and net unrealized depreciation aggregated to $3,143,317 of which $186,472 related to appreciated securities and $3,329,789 related to depreciated securities.

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.4%
Bermuda: 2.6%
113,800	Golar LNG Ltd. (USD)	$3,172,744
483,500	Nabors Industries Ltd. (USD)	4,569,075
		7,741,819
Brazil: 0.0%
1,614,800	Brazilian Resources, Inc. (CAD) * # §	0
Canada: 13.0%
27,822	Agnico-Eagle Mines Ltd.	705,297
420,200	Agnico-Eagle Mines Ltd. (USD)	10,639,464
70,800	Agrium, Inc. (USD)	6,336,600
824,000	Eldorado Gold Corp. (USD)	2,653,280
1,336,900	First Quantum Minerals Ltd.	4,898,794
824,700	Goldcorp, Inc. (USD)	10,325,244
839,100	New Gold, Inc. (USD) *	1,904,757
37,950	Osisko Gold Royalties Ltd.	400,970
		37,864,406
Israel: 0.2%
22,800	SolarEdge Technologies, Inc. (USD) *	522,576
Kuwait: 1.0%
3,890,609	Kuwait Energy Plc (GBP) * # § ø	2,801,271
Monaco: 0.6%
183,600	Scorpio Tankers, Inc. (USD)	1,683,612
South Africa: 0.4%
868,100	Petra Diamonds Ltd. (GBP) * #	1,106,987
Switzerland: 2.6%
5,460,365	Glencore Xstrata Plc (GBP) * #	7,579,337
United Kingdom: 2.1%
104,300	Randgold Resources Ltd. (ADR)	6,163,087
United States: 71.9%
92,600	Advanced Drainage Systems, Inc.	2,678,918
178,600	Anadarko Petroleum Corp.	10,785,654
131,600	Baker Hughes, Inc.	6,848,464
92,600	CF Industries Holdings, Inc.	4,157,740
151,000	Cimarex Energy Co.	15,474,480
289,800	Commercial Metals Co.	3,926,790
142,150	Concho Resources, Inc. *	13,973,345
460,000	Consol Energy, Inc.	4,508,000
53,900	Cummins, Inc.	5,852,462
169,200	Diamondback Energy, Inc. *	10,930,320
161,700	EOG Resources, Inc.	11,771,760
315,100	Freeport-McMoRan Copper & Gold, Inc.	3,053,319
186,300	Gulfport Energy Corp. *	5,529,384
308,300	Halliburton Co.	10,898,405
34,000	Helmerich & Payne, Inc.	1,606,840
296,100	Kinder Morgan, Inc.	8,196,048
346,400	Laredo Petroleum, Inc. *	3,266,552
439,800	Louisiana-Pacific Corp. *	6,262,752
258,350	Newfield Exploration Co. *	8,499,715
343,800	Parsley Energy, Inc. *	5,181,066
105,900	Pioneer Natural Resources Co.	12,881,676
190,000	Schlumberger Ltd.	13,104,300
111,300	SemGroup Corp.	4,812,612
197,200	SM Energy Co.	6,318,288
211,300	Steel Dynamics, Inc.	3,630,134
404,400	SunEdison, Inc. *	2,903,592
98,400	Sunrun, Inc. *	1,020,408
278,000	Superior Energy Services, Inc.	3,511,140
40,100	Union Pacific, Corp.	3,545,241
170,200	United States Steel Corp.	1,773,484
160,100	Valero Energy Corp.	9,622,010
30,300	Westmoreland Coal Co. *	426,927
169,300	Whiting Petroleum Corp. *	2,585,211
		209,537,037
Total Common Stocks (Cost: $386,632,979)		275,000,132
MONEY MARKET FUND: 5.3% (Cost: $15,606,446)
15,606,446	AIM Treasury Portfolio - Institutional Class	15,606,446
Total Investments: 99.7% (Cost: $402,239,425)		290,606,578
Other assets less liabilities: 0.3%		729,986
NET ASSETS: 100.0%		$291,336,564

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $11,487,595 which represents 3.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,801,271 which represents 1.0% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $2,801,271, or 1.0% of net assets.

Restricted securities held by the Fund as of September 30, 2015 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,890,609	$11,764,893	$2,801,271	1.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	62.9%	$182,958,899
Industrials	4.5	13,097,029
Information Technology	1.2	3,426,168
Materials	26.0	75,518,036
Money Market Fund	5.4	15,606,446
	100.0%	$290,606,578

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$7,741,819	$—	$—	$7,741,819
Brazil	—	—	0	0
Canada	37,864,406	—	—	37,864,406
Israel	522,576	—	—	522,576
Kuwait	—	—	2,801,271	2,801,271
Monaco	1,683,612	—	—	1,683,612
South Africa	—	1,106,987	—	1,106,987
Switzerland	—	7,579,337	—	7,579,337
United Kingdom	6,163,087	—	—	6,163,087
United States	209,537,037	—	—	209,537,037
Money Market Fund	15,606,446	—	—	15,606,446
Total	$279,118,983	$8,686,324	$2,801,271	$290,606,578

There were no transfers between levels during the period ended September 30, 2015.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2015:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2014	$0	$6,342,332
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	(3,541,061)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2015	$0	$2,801,271

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015:

	Value as of September 30, 2015	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$2,801,271	Market comparable companies	Production Multiple	43.4x	Increase
			Reserve multiple	6.2x	Increase

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2015 was $403,902,969 and net unrealized depreciation aggregated to $113,296,391 of which $35,366,609 related to appreciated securities and $148,663,000 related to depreciated securities.

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.6%
1,912	iShares 1-3 Year Credit Bond ETF	$201,009
1,316	iShares Russell Mid-Cap ETF	204,717
6,585	SPDR Barclays Short Term Corporate Bond ETF	200,974
5,105	Technology Select Sector SPDR Fund	201,648
2,526	Vanguard Short-Term Corporate Bond ETF	201,347
2,074	Vanguard Total Stock Market ETF	204,745
Total Exchange Traded Funds (Cost: $1,235,625)		1,214,440

Principal Amount
SHORT-TERM INVESTMENTS: 8.2%
Government Obligation: 8.2% (Cost: $100,000)
$100,000	United States Treasury Bill 0.01%,10/15/15	100,000

Number of Shares
Money Market Fund: 4.9% (Cost: $59,365)
59,365	AIM Treasury Portfolio - Institutional Class	59,365
Total Short-term Investments (Cost: $159,365)		159,365
Total Investments: 112.7% (Cost: $1,394,990)		1,373,805
Liabilities in excess of other assets: (12.7)%		(154,834)
NET ASSETS: 100.0%		$1,218,971

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	88.4%	$1,214,440
Government	7.3	100,000
Money Market Fund	4.3	59,365
	100.0%	$1,373,805

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$1,214,440	$—	$—	$1,214,440
Short-term Investments
Government Obligation	—	100,000	—	100,000
Money Market Fund	59,365	—	—	59,365
Total	$1,273,805	$100,000	$—	$1,373,805

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedule of Investments

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2015 was $1,395,119 and net unrealized depreciation aggregated to $21,314 of which $16 related to appreciation securities and $21,330 related to depreciated securities.

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 16.6%
Argentina: 3.6%
USD	1,058,821	YPF SA 7.82%, 08/15/18 (f) Reg S	$1,077,350
British Virgin Islands: 0.2%
EUR	55,000	C10-EUR Capital SPV Ltd. 6.28%, 06/30/17 (c)	59,152
Chile: 1.6%
USD	508,000	Corp Nacional del Cobre de Chile 3.00%, 07/17/22 Reg S	465,835
Colombia: 0.7%
	200,000	Empresa de Energia de Bogota SA ESP 6.13%, 11/10/16 (c) Reg S	208,000
Mexico: 0.0%
	120,000	Corp. GEO SAB de CV 9.25%, 10/30/15 (c) (d) * Reg S	3,600
South Africa: 2.0%
	635,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 Reg S	598,496
Venezuela: 5.9%
		Petroleos de Venezuela SA
	456,000	5.38%, 04/12/27 Reg S	147,060
	1,054,000	5.50%, 04/12/37 Reg S	332,537
	1,362,000	6.00%, 05/16/24 Reg S	446,736
	1,242,000	6.00%, 11/15/26 Reg S	400,483
	644,000	8.50%, 11/02/17 Reg S	431,480
			1,758,296
Vietnam: 2.6%
	1,365,000	Debt and Asset Trading Corp. 1.00%, 10/14/15 (c) Reg S	769,905
Total Corporate Bonds (Cost: $4,972,767)			4,940,634
FOREIGN GOVERNMENT OBLIGATIONS: 70.7%
Argentina: 9.8%
		Argentine Republic Government International Bond
	3,694,000	0.00%, 12/15/35 (e)	299,029
EUR	1,286,657	7.82%, 12/31/33 (d) *	1,302,565
USD	1,298,287	8.28%, 12/31/33 (d) *	1,321,007
			2,922,601
Chile: 2.0%
	577,000	Chile Government International Bond 3.25%, 09/14/21	598,638
Colombia: 4.4%
		Colombia Government International Bond
	1,189,000	4.38%, 07/12/21	1,213,969
	101,000	4.50%, 10/01/25 (c)	98,601
			1,312,570
Dominican Republic: 3.3%
	41,500,000	Dominican Republic International Bond 11.50%, 05/10/24 Reg S	984,656
Hungary: 5.2%
HUF	166,195,000	Hungarian Government Bond 4.00%, 04/25/18	630,181
USD	793,000	Hungarian Government International Bond 6.38%, 03/29/21	907,189
			1,537,370
Indonesia: 1.0%
	301,000	Indonesia Government International Bond 4.88%, 05/05/21 Reg S	311,903
Iraq: 1.4%
	605,000	Republic of Iraq 5.80%, 11/15/15 (c) Reg S	419,541
Israel: 4.2%
		Israel Government International Bond
	632,000	3.15%, 06/30/23	648,748
	608,000	4.50%, 01/30/43	613,533
			1,262,281
Ivory Coast: 1.1%
	356,000	Ivory Coast Government International Bond 5.38%, 07/23/24 Reg S	312,447
Mexico: 2.0%
	587,000	Mexico Government International Bond 3.50%, 01/21/21	598,740
Mongolia: 1.9%
	700,000	Mongolia Government International Bond 5.13%, 12/05/22 Reg S	576,632
Netherlands: 1.0%
	304,000	Republic of Angola Via Northern Lights III BV 7.00%, 08/16/19 Reg S	288,508
Nigeria: 2.0%
		Nigeria Government International Bond
	303,000	5.13%, 07/12/18 Reg S	292,016
	303,000	6.75%, 01/28/21 Reg S	288,608
			580,624
Paraguay: 1.0%
	304,000	Republic of Paraguay 4.63%, 01/25/23 Reg S	300,200
Philippines: 3.9%
		Philippine Government International Bond
	753,000	4.00%, 01/15/21	811,336
	304,000	5.50%, 03/30/26	362,835
			1,174,171
Romania: 4.8%
		Romanian Government Bond
RON	2,860,000	4.75%, 02/24/25	789,169
	2,180,000	5.85%, 04/26/23	640,438
			1,429,607
South Africa: 4.6%
		South Africa Government International Bond
USD	711,000	5.50%, 03/09/20	757,464
	540,000	6.88%, 05/27/19	603,339
			1,360,803
South Korea: 7.4%
		Export-Import Bank of Korea
	304,000	2.63%, 12/30/20	307,944
	152,000	3.25%, 08/12/26	152,191
	263,000	5.13%, 06/29/20	295,001
		Republic of Korea
	631,000	3.88%, 09/11/23	689,273
	76,000	5.63%, 11/03/25	95,418
	549,000	7.13%, 04/16/19	649,028
			2,188,855
Turkey: 3.5%
	983,000	Turkey Government International Bond 5.63%, 03/30/21	1,028,341
Venezuela: 5.7%
		Venezuela Government International Bond
	1,700,000	5.75%, 02/26/16 Reg S	1,436,500
	750,000	7.00%, 03/31/38 Reg S	245,625
			1,682,125
Vietnam: 0.5%
	169,200	Vietnam Government International Bond 4.00%, 10/30/15 (c) (s)	162,855
Total Foreign Government Obligations (Cost: $21,211,453)			21,033,468

Number of Shares
MONEY MARKET FUND: 14.5% (Cost: $4,296,623)
	4,296,623	AIM Treasury Portfolio - Institutional Class	4,296,623
Total Investments: 101.8% (Cost: $30,480,843)			30,270,725
Liabilities in excess of other assets: (1.8)%			(538,931)
NET ASSETS: 100.0%			$29,731,794

EUR	Euro
HUF	Hungarian Forint
RON	Romanian Leu
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(e)	Coupon will vary based upon predetermined growth targets for the Gross Domestic Product of Argentina. The rate shown reflects the rate in effect at the end of the reporting period.
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

As of September 30, 2015, the Fund had the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank And Trust Company	USD	2,251,201	EUR	1,977,161	10/19/2015	$(41,367)
State Street Bank And Trust Company	EUR	1,353,662	USD	1,513,719	10/19/2015	758
State Street Bank And Trust Company	EUR	3,582,486	USD	4,053,977	10/19/2015	49,903
State Street Bank And Trust Company	USD	302,382	COP	896,261,433	10/21/2015	(12,737)
State Street Bank And Trust Company	COP	896,261,433	USD	286,712	10/21/2015	(2,934)
Net unrealized depreciation on forward foreign currency contracts						$(6,378)

COP	Colombian Peso
EUR	Euro
USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.5%	$465,835
Energy	9.4	2,835,646
Financial	2.5	769,905
Government	69.5	21,033,468
Industrial	0.2	62,752
Utilities	2.7	806,496
Money Market Fund	14.2	4,296,623
	100.0%	$30,270,725

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,940,634	$—	$4,940,634
Foreign Government Obligations*	—	21,033,468	—	21,033,468
Money Market Fund	4,296,623	—	—	4,296,623
Total	$4,296,623	$25,974,102	$—	$30,270,725
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(6,378)	$—	$(6,378)

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedule of Investments

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2015 was $30,484,654 and net unrealized depreciation aggregated to $213,929 of which $84,592 related to appreciated securities and $298,521 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Trust

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Trust

Date: November 24, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Trust

Date: November 24, 2015